Other Financial Assets - Summary of Changes in Allowance for Impairment Losses (Detail) - Other financial assets [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Balance at beginning of year	¥ 4,233	¥ 10,145	¥ 10,964
Remeasurement	600	284	343
Write-offs	(1,463)	(6,194)	(1,179)
Exchange differences on translating foreign operations	(6)	(2)	17
Balance at end of year	¥ 3,364	¥ 4,233	¥ 10,145